ROPES & GRAY LLP
2099 PENNSYLVANIA AVENUE, NW
WASHINGTON, DC 20006-6807
WWW.ROPESGRAY.COM

April 25, 2017	Nathan D. Briggs
T: 1 202 626 3909
F: 1 202 383 9308
nathan.briggs@ropesgray.com

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	PIMCO Corporate & Income Strategy Fund
(File Nos. 333- , 811-10555)

Ladies and Gentleman:

We are filing today via EDGAR a Registration Statement on Form N-2 pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, on behalf of PIMCO Corporate & Income Strategy Fund, a Massachusetts business trust.

Pursuant to Section 6 of the Securities Act, we have calculated the Registration Fees and have transmitted such fees in the amount of $115.90 to the designated lockbox at U.S. Bank in St. Louis, Missouri.

Please direct any questions or comments regarding this filing to me at (202) 626-3909. Thank you for your attention in this matter.

Sincerely,

/s/ Nathan D. Briggs

Nathan D. Briggs

cc:	Joshua D. Ratner, Esq.
Wu-Kwan Kit, Esq.
David C. Sullivan, Esq.